Quarterly Holdings Report
for
Fidelity® New York Municipal Income Fund
October 31, 2025
NFY-NPRT3-1225
1.809090.122
Municipal Securities - 97.6%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Water & Sewer - 0.2%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2041	1,055,000	1,133,220
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2042	1,000,000	1,066,223
		2,199,443
TOTAL GUAM		2,199,443
New Jersey,New York - 10.4%
Transportation - 10.4%
Port Auth NY & NJ 4% 7/15/2036 (b)	3,000,000	3,027,794
Port Auth NY & NJ 4% 7/15/2038 (b)	1,000,000	1,001,731
Port Auth NY & NJ 4% 7/15/2040 (b)	2,000,000	1,974,492
Port Auth NY & NJ 4% 7/15/2045 (b)	8,000,000	7,441,834
Port Auth NY & NJ 4% 7/15/2050 (b)	2,900,000	2,633,617
Port Auth NY & NJ 5% 10/15/2034 (b)	9,640,000	10,922,785
Port Auth NY & NJ 5% 10/15/2035 (b)	3,000,000	3,401,396
Port Auth NY & NJ 5% 7/15/2032 (b)	1,500,000	1,613,170
Port Auth NY & NJ 5.375% 3/1/2028	2,465,000	2,567,736
Port Auth NY & NJ Series 202, 5% 10/15/2036 (b)	5,455,000	5,564,201
Port Auth NY & NJ Series 223, 5% 7/15/2056 (b)	8,850,000	9,127,222
Port Auth NY & NJ Series 224, 5% 7/15/2056	6,795,000	7,046,021
Port Auth NY & NJ Series 227, 2% 10/1/2031 (b)	6,295,000	5,584,182
Port Auth NY & NJ Series 227, 2% 10/1/2033 (b)	1,590,000	1,345,582
Port Auth NY & NJ Series 227, 2% 10/1/2034 (b)	4,380,000	3,596,835
Port Auth NY & NJ Series 234, 5% 8/1/2038 (b)	1,750,000	1,872,893
Port Auth NY & NJ Series 234, 5% 8/1/2039 (b)	1,500,000	1,593,999
Port Auth NY & NJ Series 234, 5.25% 8/1/2040 (b)	2,000,000	2,171,221
Port Auth NY & NJ Series 238, 5% 7/15/2035 (b)	8,475,000	9,366,611
Port Auth NY & NJ Series 238, 5% 7/15/2036 (b)	8,070,000	8,857,250
Port Auth NY & NJ Series 238, 5% 7/15/2037 (b)	4,235,000	4,616,868
Port Auth NY & NJ Series 238, 5% 7/15/2038 (b)	3,035,000	3,287,806
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 4% 11/1/2047 (b)	11,280,000	10,352,201
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2030 (b)	1,130,000	1,213,332
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (b)	4,820,000	5,049,829
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2044 (b)	5,080,000	5,182,313
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2037 (b)	4,000,000	4,015,799
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2039 (b)	1,920,000	1,907,453
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2043 (b)	6,500,000	6,092,790
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2033 (b)	2,005,000	2,129,459
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2044	1,000,000	1,029,355
		135,587,777
TOTAL NEW JERSEY,NEW YORK		135,587,777
New York - 85.7%
Education - 8.2%
Build NYC Resource Corp (Nightingale Bamford School Proj.) Series 2025, 5% 7/1/2040	5,500,000	6,039,442
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2026	850,000	860,371
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2030	1,100,000	1,151,763
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2035	855,000	885,893
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2026	550,000	555,524
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2028	155,000	162,427
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2030	200,000	216,885
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2032	200,000	219,522
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	14,635,000	10,487,402
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2032	740,000	759,079
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2033	475,000	486,431
New York St Dorm Auth Revs (New York Univ, NY Proj.) 5.5% 7/1/2040 (Ambac Assurance Corp Insured)	3,000,000	3,521,512
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 5% 7/1/2032	1,500,000	1,548,004
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2041	2,500,000	2,518,663
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 4% 7/1/2049	2,500,000	2,245,818
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2035	1,425,000	1,530,534
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2036	1,495,000	1,598,286
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2037	785,000	835,690
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2038	500,000	529,885
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2039	865,000	913,048
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2040	915,000	960,648
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2041	830,000	866,539
New York St Dorm Auth Revs Non St Supported Debt (Brooklyn Law School NY Proj.) Series 2019 A, 5% 7/1/2033	5,800,000	6,073,241
New York St Dorm Auth Revs Non St Supported Debt (Iona College (Ny) Proj.) Series 2021 A, 5% 7/1/2046	1,025,000	1,037,153
New York St Dorm Auth Revs Non St Supported Debt (Iona College (Ny) Proj.) Series 2021 A, 5% 7/1/2051	3,040,000	3,053,646
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 5% 7/1/2038	3,440,000	3,648,548
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2021 A, 3% 7/1/2041	1,000,000	876,711
New York St Dorm Auth Revs Non St Supported Debt (Pace Univ, NY Proj.) Series 2024 A, 5.5% 5/1/2049	1,500,000	1,562,636
New York St Dorm Auth Revs Non St Supported Debt (Pace Univ, NY Proj.) Series 2024 A, 5.5% 5/1/2056	2,985,000	3,085,879
New York St Dorm Auth Revs Non St Supported Debt (Rochester N Y Inst Technology Proj.) Series 2020 A, 5% 7/1/2040	1,265,000	1,320,006
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 4% 7/1/2048	4,000,000	3,586,794
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2046	4,625,000	4,267,395
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2035	1,095,000	1,047,461
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	5,625,000	4,857,654
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	6,500,000	6,784,893
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2033	800,000	810,206
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2034	650,000	657,920
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2035	500,000	505,887
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2038	3,110,000	3,541,521
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2039	1,800,000	2,030,261
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2040	1,000,000	1,117,077
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2038	850,000	967,940
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2039	1,125,000	1,269,901
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2043	350,000	381,376
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2044	1,000,000	1,081,605
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2045	525,000	563,727
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5.25% 7/1/2050	1,500,000	1,618,743
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2036	425,000	423,121
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2037	275,000	270,557
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2038	510,000	495,416
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2039	650,000	623,649
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2040	600,000	564,832
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2027	815,000	833,099
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2028	855,000	887,070
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2031	340,000	361,430
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2032	265,000	280,686
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2033	300,000	316,237
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2034	300,000	315,226
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2035	400,000	418,517
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2035	1,110,000	1,205,706
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 4% 7/1/2050	1,500,000	1,390,599
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) 5% 8/1/2032	1,000,000	1,004,318
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2036	1,500,000	1,601,690
		105,633,700
Electric Utilities - 1.7%
Long Island Pwr Auth NY Elec 5% 9/1/2034	1,700,000	1,859,631
Long Island Pwr Auth NY Elec 5% 9/1/2035	1,200,000	1,305,316
Long Island Pwr Auth NY Elec 5% 9/1/2037	500,000	538,481
Long Island Pwr Auth NY Elec 5% 9/1/2038	1,450,000	1,554,407
Long Island Pwr Auth NY Elec 5% 9/1/2039	1,750,000	1,951,788
Long Island Pwr Auth NY Elec 5% 9/1/2040	1,915,000	2,112,980
Long Island Pwr Auth NY Elec 5% 9/1/2041	2,100,000	2,293,902
Long Island Pwr Auth NY Elec 5% 9/1/2042	2,375,000	2,565,424
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2038	1,275,000	1,409,736
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2039	1,375,000	1,509,318
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2040	1,500,000	1,639,260
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2041	1,375,000	1,490,250
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2042	2,000,000	2,146,128
		22,376,621
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth Sales Tax Rev St Supported 5% 3/15/2048 (Pre-refunded to 9/15/2028 at 100)	5,000	5,308
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2037 (Pre-refunded to 2/15/2027 at 100)	5,000	5,147
		10,455
General Obligations - 16.1%
Alden NY Cent Sch Dist Series 2021, 2% 6/15/2036	465,000	377,634
Brighton Central School District 2.125% 6/15/2032	1,000,000	912,332
Bronxville Union Free School District Series 2019, 2% 9/15/2032	1,000,000	900,549
Build NYC Resource Corp (City of New York NY Proj.) 5% 12/1/2041	1,150,000	1,239,831
Build NYC Resource Corp (City of New York NY Proj.) 5.375% 12/1/2046	750,000	808,978
City of New York NY Gen. Oblig. 3% 3/1/2051 (Build America Mutual Assurance Co Insured)	5,825,000	4,272,857
City of New York NY Gen. Oblig. 4% 8/1/2034	3,250,000	3,357,088
City of New York NY Gen. Oblig. 5% 3/1/2043	1,500,000	1,564,750
City of New York NY Gen. Oblig. 5% 4/1/2030	4,490,000	4,930,451
City of New York NY Gen. Oblig. 5% 8/1/2030	11,250,000	12,431,991
City of New York NY Gen. Oblig. 5% 8/1/2047	18,895,000	19,436,293
City of New York NY Gen. Oblig. 5.5% 4/1/2046	1,790,000	1,951,625
City of New York NY Gen. Oblig. Series 2018 F 1, 3.375% 4/1/2038	1,055,000	1,029,919
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2045	8,485,000	8,656,502
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2041	4,305,000	4,467,075
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2044	9,810,000	10,075,424
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2037	1,000,000	1,116,636
City of New York NY Gen. Oblig. Series 2026 SUB A 1, 5.5% 8/1/2050	8,000,000	8,751,362
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2044	1,475,000	1,390,968
City of New York NY Gen. Oblig. Series FISCAL 2021F SUB F 1, 3% 3/1/2035	3,350,000	3,302,033
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2038	5,000,000	5,546,338
Corning NY City Sch Dist Tan Series 2021, 2% 6/15/2033	625,000	547,729
County of Onondaga NY Gen. Oblig. Series 2018, 3.375% 4/15/2036	1,020,000	1,020,018
County of Onondaga NY Gen. Oblig. Series 2020, 2% 10/15/2034	1,295,000	1,099,643
Enlarged City School District of the City of Troy 2% 6/1/2036 (Build America Mutual Assurance Co Insured)	1,240,000	1,003,331
Enlarged City School District of the City of Troy Series 2021, 2% 6/1/2034	1,190,000	1,023,055
Enlarged City School District of the City of Troy Series 2021, 2% 6/1/2035	1,215,000	1,012,411
Fallsburg NY Cent Sch Dist 2% 6/15/2034 (Build America Mutual Assurance Co Insured)	765,000	655,657
Farmingdale NY Ufsd 2% 9/15/2036	330,000	269,683
Islip NY Gen. Oblig. 2% 5/1/2033	345,000	306,026
Islip NY Gen. Oblig. 2% 5/1/2037	1,575,000	1,265,510
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	425,000	358,193
Mahopac NY Cent Scd 1.7% 6/1/2035	635,000	505,756
Massapequa NY Un Free Sch Dist 2% 10/1/2032	1,745,000	1,570,275
Massapequa NY Un Free Sch Dist 2% 10/1/2033	1,775,000	1,570,454
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2044	825,000	518,399
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2045	840,000	517,469
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2046	860,000	519,402
New Rochelle NY City Sch Dist 2% 6/15/2033	2,625,000	2,322,521
New Rochelle NY Gen. Oblig. 2% 2/15/2034	590,000	514,953
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (c)	12,000,000	12,899,924
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	5,610,000	5,809,545
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2036	8,095,000	8,578,622
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 5% 7/15/2043	1,715,000	1,765,932
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2022 SUB S 1A, 3% 7/15/2039	1,690,000	1,521,168
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	6,120,000	6,864,411
Niagara-Wheatfield NY Csd Series 2020, 2% 3/15/2034	620,000	533,539
North Hempstead NY Gen. Oblig. 2.9% 9/15/2033	850,000	820,426
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 4.5% 8/15/2044	575,000	585,018
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2041	3,075,000	3,363,809
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2042	1,600,000	1,736,534
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2043	1,550,000	1,665,517
Orange County NY Gen. Oblig. Series 2016 A, 2.25% 3/15/2033	250,000	226,181
Orange County NY Gen. Oblig. Series 2021 A, 2% 6/15/2029	250,000	235,457
Oyster Bay NY Gen. Oblig. Series 2021 A, 2% 3/1/2033 (Assured Guaranty Inc Insured)	225,000	201,398
Pearl River Union Free School District 2% 6/1/2036	650,000	534,995
Pelham NY Un Free Sch Dist 2% 11/1/2031	2,180,000	1,987,769
Pelham NY Un Free Sch Dist 2% 11/1/2032	1,445,000	1,294,810
Pelham NY Un Free Sch Dist 2% 11/1/2033	530,000	465,277
Pelham NY Un Free Sch Dist 2% 11/1/2034	2,015,000	1,729,695
Pelham NY Un Free Sch Dist 2% 11/1/2035	2,225,000	1,861,783
Port Chester-Rye NY 2% 6/1/2036	1,925,000	1,591,137
Port Chester-Rye NY Series 2020, 2% 6/1/2035	500,000	423,810
Rye Neck NY Un Free Sch Dist Series 2020, 2.25% 6/15/2042	450,000	317,271
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2045	380,000	260,653
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2046	225,000	151,668
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2047	505,000	335,114
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2048	415,000	272,092
Saratoga Cnty NY Gen. Oblig. Series 2016, 3.125% 7/15/2036	1,510,000	1,474,035
Schuylerville N Y Cent Sch Dist Series 2021, 2% 6/15/2036	965,000	804,146
Schuylerville N Y Cent Sch Dist Series 2021, 2% 6/15/2037	720,000	583,225
Stillwater NY Cent Sch Dist 2% 6/15/2033 (Build America Mutual Assurance Co Insured)	500,000	432,804
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2033	7,555,000	6,710,072
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2034	7,105,000	6,147,340
Suffolk Cnty NY Gen. Oblig. Series 2022 C, 4% 9/1/2036	2,000,000	2,086,119
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2033	3,385,000	2,906,037
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2034	3,810,000	3,158,444
Village of Dobbs Ferry NY Gen. Oblig. 2.65% 10/15/2033	325,000	305,683
Washingtonville NY Cent Sch Dist 0.05% 6/15/2039	400,000	220,767
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2035	650,000	445,878
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2036	800,000	522,424
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2037	950,000	587,873
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2038	950,000	555,995
Wellsville NY Cent Sch Dist Series 2021, 2% 6/15/2036	115,000	94,427
West Islip NY Un Free Sch Dist Series 2020, 2% 6/15/2032	2,880,000	2,597,794
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2032	3,990,000	3,642,329
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2033	570,000	509,880
Yonkers NY 2% 2/15/2041 (Assured Guaranty Inc Insured)	1,000,000	678,807
Yonkers NY Gen. Oblig. Series 2019A, 4% 5/1/2034 (Build America Mutual Assurance Co Insured)	1,500,000	1,562,393
Yonkers NY Gen. Oblig. Series 2019A, 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	1,000,000	1,088,283
Yonkers NY Series 2021 B, 4% 2/15/2037	1,200,000	1,245,430
		209,514,861
Health Care - 10.3%
Brookhaven NY Loc Dev Corp Rev (Active Retirement Cmty, Inc Proj.) 4% 11/1/2045	1,000,000	892,174
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2026	450,000	449,993
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2027	600,000	599,968
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2028	360,000	359,982
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2029	300,000	299,982
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2030	575,000	574,550
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) 5% 7/1/2046	9,025,000	8,986,723
Monroe Cnty NY Indl Dev Corp (Highland Hospital Proj.) Series 2020, 3% 7/1/2050	4,265,000	3,127,340
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2031	1,595,000	1,617,746
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2034	760,000	767,772
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2035	700,000	706,265
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2036	700,000	705,411
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 4% 12/1/2046	2,500,000	2,187,519
Nassau Cnty NY Local Economic Assist Corp Rev (Catholic Hlth Svs of Li Grp Proj.) Series 2014B, 5% 7/1/2027	1,000,000	1,004,690
New York NY City Health & Hosp Series 2025A, 5% 2/15/2039	4,920,000	5,528,172
New York NY City Health & Hosp Series 2025A, 5% 2/15/2040	8,850,000	9,797,817
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2028 (d)	4,000,000	4,043,194
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2032 (d)	4,000,000	4,033,264
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2040	1,000,000	831,094
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2045	3,750,000	2,997,681
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2026	545,000	545,097
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2027	390,000	390,497
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2028	465,000	465,213
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2029	750,000	750,074
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2030	1,475,000	1,475,027
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2032	1,540,000	1,529,942
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2034	1,300,000	1,274,553
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2035	600,000	582,307
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2036	500,000	481,440
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2041	1,345,000	1,260,984
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 2% 7/1/2033	7,600,000	6,777,207
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2018 A, 5% 8/1/2035	3,800,000	3,875,904
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2050	7,120,000	6,048,346
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2024, 5.5% 11/1/2044	1,200,000	1,280,194
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2024, 5.5% 11/1/2047	1,025,000	1,074,746
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2035	1,000,000	1,171,212
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2036	575,000	674,202
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 3% 7/1/2048	5,000,000	3,766,755
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 4% 7/1/2053	5,805,000	5,137,666
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.25% 10/1/2049	7,000,000	7,129,701
New York State Dormitory Authority (Garnet Hlth Med Ctr Proj.) 5% 12/1/2027 (d)	1,200,000	1,200,371
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 5% 7/1/2052	3,000,000	2,666,260
NY St Dorm Auth Revs Non St Supported Debt (Mount Sinai Hospital/The Proj.) 5.25% 7/1/2050	5,000,000	5,032,412
NY St Dorm Auth Revs Non St Supported Debt (Roswell Park Cancer Institute Proj.) Series 2025A, 5.25% 7/1/2042 (Assured Guaranty Inc Insured)	1,300,000	1,430,144
NY St Dorm Auth Revs Non St Supported Debt (Roswell Park Cancer Institute Proj.) Series 2025A, 5.25% 7/1/2043 (Assured Guaranty Inc Insured)	525,000	572,901
NY St Dorm Auth Revs Non St Supported Debt (Roswell Park Cancer Institute Proj.) Series 2025A, 5.25% 7/1/2045 (Assured Guaranty Inc Insured)	1,200,000	1,290,360
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2037 (Assured Guaranty Inc Insured)	1,000,000	1,008,637
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2038 (Assured Guaranty Inc Insured)	1,000,000	1,005,747
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2049 (Assured Guaranty Inc Insured)	11,430,000	10,486,463
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	755,000	808,995
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Inc Insured)	545,000	583,591
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) Series 2019A, 3% 12/1/2044 (Assured Guaranty Inc Insured)	1,260,000	951,869
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.125% 8/1/2044	1,000,000	889,405
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.375% 8/1/2054	1,250,000	1,096,761
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	3,500,000	2,840,190
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2035	3,500,000	3,866,831
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2038	2,000,000	2,167,299
		133,100,640
Housing - 6.7%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2017 G 1, 3.45% 11/1/2037	1,955,000	1,910,769
New York City Housing Development Corp Series 2022 A, 2.5% 11/1/2042 (c)	1,500,000	1,311,168
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017K, 3% 11/1/2032	1,610,000	1,596,449
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017K, 3.3% 11/1/2037	1,800,000	1,714,663
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2019 I, 3.25% 11/1/2052	5,000,000	3,889,308
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021 D 1, 2.4% 11/1/2041	2,740,000	2,116,588
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2016 C, 3.05% 11/1/2036	1,700,000	1,560,084
New York St Hsg Fin Agy Series 2019 I, 3.15% 11/1/2044	1,500,000	1,265,447
New York St Hsg Fin Agy Series 2025 C 2, 3.3% tender 5/1/2065 (c)	3,000,000	3,009,809
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 G 1 B, 3.05% 5/1/2050	4,270,000	3,145,814
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3% 11/1/2044	8,030,000	6,555,017
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	10,520,000	8,089,802
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 A 1 C, 2.8% 11/1/2045	1,000,000	767,471
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.25% 11/1/2041	2,700,000	2,059,292
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.4% 11/1/2046	2,535,000	1,752,092
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.1% 11/1/2036	2,000,000	1,669,460
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	10,000,000	7,567,288
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,000,000	691,161
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.45% 11/1/2041	6,200,000	4,894,533
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.65% 11/1/2046	7,135,000	5,216,206
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.7% 11/1/2051	8,285,000	5,600,519
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2021 G 1, 1.5% 11/1/2041	920,000	690,353
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) 3.5% 10/1/2050 (b)	4,915,000	4,877,687
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (b)	2,400,000	2,385,695
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 223, 3.5% 4/1/2049	530,000	528,044
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 227, 2.5% 10/1/2047	12,730,000	8,798,347
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2028 (b)	1,680,000	1,753,928
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 233, 2.2% 4/1/2036	970,000	814,187
		86,231,181
Industrial Development - 2.5%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	11,440,000	13,363,679
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	3,000,000	2,993,261
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	9,000,000	8,999,519
New York Liberty Dev Corp (One Bryant Part LLC Proj.) Series 2019 CL 1, 2.45% 9/15/2069	8,000,000	7,570,124
		32,926,583
Lease Revenue - 0.1%
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.5% 7/1/2040 (d)	1,100,000	1,131,632
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.75% 7/1/2043 (d)	1,100,000	1,122,080
		2,253,712
Other - 0.8%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2054	7,500,000	7,905,557
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 5% 7/1/2050	3,000,000	3,058,643
		10,964,200
Special Tax - 22.9%
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2033	525,000	545,224
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2034	850,000	881,942
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 3.5% 2/15/2038	515,000	511,764
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2032	8,450,000	9,676,066
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	5,000,000	5,664,022
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2041	2,000,000	2,209,488
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 11/1/2051	10,500,000	11,429,203
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 5/1/2052	5,000,000	5,407,943
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Inc Insured)	3,070,000	2,869,312
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2046 (Assured Guaranty Inc Insured)	9,945,000	7,721,495
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049	5,700,000	4,184,560
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049 (Assured Guaranty Inc Insured)	1,500,000	1,142,710
New York NY City Transitional Fin Auth Rev 4% 11/1/2038	1,500,000	1,518,088
New York NY City Transitional Fin Auth Rev 4% 8/1/2038	1,340,000	1,358,595
New York NY City Transitional Fin Auth Rev Series 2016 F 3, 3% 2/1/2038	295,000	268,877
New York NY City Transitional Fin Auth Rev Series 2016, 3.25% 8/1/2035	290,000	287,343
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 5% 8/1/2034	3,000,000	3,097,958
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2037	4,690,000	4,896,932
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 3.5% 2/1/2038	655,000	642,132
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 3% 5/1/2046	4,200,000	3,272,205
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2047	1,000,000	933,168
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2040	5,115,000	5,585,523
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2041	8,000,000	8,672,485
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2042	9,940,000	10,214,707
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2043	9,940,000	10,192,275
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2035	18,870,000	19,799,398
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2043	6,185,000	6,340,566
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2044	5,000,000	5,138,311
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2037	11,970,000	13,787,867
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	10,285,000	7,648,117
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019A, 5% 3/15/2046	7,500,000	7,699,826
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2038	1,590,000	1,465,551
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2039	5,000,000	4,528,101
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2049	6,500,000	6,694,055
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2037	3,700,000	3,790,838
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	735,000	740,797
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	1,000,000	1,007,887
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	5,000,000	5,351,449
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2037	2,625,000	2,940,597
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	1,645,000	1,825,515
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2039	2,100,000	2,320,358
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2042	10,250,000	11,104,475
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2043	10,830,000	11,148,053
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2049	3,165,000	2,926,160
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,175,000	2,279,757
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	8,000,000	8,703,855
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2050	8,945,000	6,730,629
NY Convention Ctr Dev Corp Rev 0% 11/15/2038 (e)	1,275,000	752,319
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2030	2,000,000	2,002,482
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2033	9,115,000	9,125,442
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2034	3,000,000	3,003,235
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	9,990,000	9,995,301
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2030 (e)	3,400,000	2,895,680
NY Payroll Mobility Tax Series 2022D 1A, 5% 11/15/2038	10,000,000	11,032,866
NY Payroll Mobility Tax Series 2023 C, 5.25% 11/15/2039	6,000,000	6,807,892
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2036	800,000	910,869
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2038	1,125,000	1,259,089
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2039	1,545,000	1,715,884
Triborough Brdg & Tunl NY Rett Series 2025 A, 5.5% 12/1/2059	10,000,000	10,799,272
		297,456,510
Tobacco Bonds - 0.7%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement 4% 6/1/2050	3,000,000	2,522,347
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	4,425,000	4,025,504
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2030	2,525,000	2,589,930
		9,137,781
Transportation - 14.7%
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2041 (b)	340,000	369,882
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2042 (b)	1,135,000	1,226,115
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2043 (b)	1,230,000	1,316,547
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2044 (b)	1,200,000	1,275,193
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2045 (b)	1,500,000	1,587,489
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2031	665,000	679,348
Metropolitan Transn Auth NY Rv Series 2016 D, 5.25% 11/15/2031	500,000	512,051
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2034	1,490,000	1,517,431
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	8,375,000	8,517,062
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2032 (e)	18,000,000	14,307,658
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	5,000,000	5,269,867
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2032	925,000	972,943
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	620,000	647,819
Metropolitan Transn Auth NY Rv Series 2020 C 1, 5% 11/15/2050	1,310,000	1,332,059
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2031	1,175,000	1,200,352
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2032	730,000	745,383
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2035	600,000	600,421
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 2.1% 11/15/2032	950,000	851,571
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051	5,500,000	3,974,378
New York Liberty Dev Corp (Port Auth NY & NJ Proj.) Series 2021, 2.25% 2/15/2041	3,000,000	2,303,782
New York St Brdg Auth Rev Series 2021 A, 4% 1/1/2051	1,085,000	1,009,530
New York St Twy Auth Gen Rev 5% 1/1/2041	9,320,000	9,329,729
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053	5,405,000	3,854,046
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053 (Assured Guaranty Inc Insured)	2,000,000	1,450,045
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045	5,000,000	4,771,081
New York St Twy Auth Gen Rev Series N, 3% 1/1/2050	5,000,000	3,672,879
New York Transportation Development Corp (Delta Air Lines 1991 Series J Pass Through Trust Proj.) Series 2018, 5% 1/1/2033 (b)	5,000,000	5,131,166
New York Transportation Development Corp (Delta Air Lines 1991 Series J Pass Through Trust Proj.) Series 2023, 6% 4/1/2035 (b)	5,000,000	5,519,487
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2038 (b)	1,200,000	1,168,142
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2041 (b)	2,490,000	2,320,398
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2031 (b)	1,900,000	2,042,749
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (b)	2,800,000	2,985,341
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2035 (b)	1,540,000	1,626,008
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	1,300,000	1,403,264
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	500,000	548,763
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (b)	250,000	274,357
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (b)	8,465,000	9,095,306
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (b)	7,500,000	8,002,778
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Inc Insured) (b)	5,000,000	5,031,588
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2054 (b)	8,000,000	8,177,871
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 0% 12/31/2054 (Assured Guaranty Inc Insured) (b)(f)	9,000,000	5,847,728
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	6,580,000	6,773,165
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2030 (b)	750,000	784,195
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2032 (b)	1,360,000	1,420,481
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2033 (b)	1,000,000	1,042,550
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2034 (b)	1,765,000	1,835,374
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2036 (b)	1,150,000	1,187,479
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2029 (b)	615,000	643,922
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2038 (b)	750,000	768,995
Syracuse Regional Airport Authority 4% 7/1/2035 (b)	500,000	504,297
Syracuse Regional Airport Authority 4% 7/1/2036 (b)	500,000	497,960
Syracuse Regional Airport Authority 5% 7/1/2028 (b)	1,640,000	1,696,619
Syracuse Regional Airport Authority 5% 7/1/2029 (b)	1,500,000	1,570,993
Syracuse Regional Airport Authority 5% 7/1/2030 (b)	1,500,000	1,589,487
Syracuse Regional Airport Authority 5% 7/1/2031 (b)	2,060,000	2,201,325
Syracuse Regional Airport Authority 5% 7/1/2032 (b)	1,145,000	1,220,717
Syracuse Regional Airport Authority 5% 7/1/2033 (b)	755,000	800,357
Syracuse Regional Airport Authority 5% 7/1/2034 (b)	815,000	858,566
Triborough Brdg & Tunl NY Revs 4% 11/15/2037	3,000,000	3,058,317
Triborough Brdg & Tunl NY Revs Series 2019 C, 3% 11/15/2046	5,000,000	3,895,782
Triborough Brdg & Tunl NY Revs Series 2022A, 4% 11/15/2052	3,000,000	2,778,859
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,000,000	2,176,107
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	2,000,000	2,157,251
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	10,000,000	10,672,279
Triborough Brdg & Tunl NY Revs Series 2025 A 1, 5.5% 11/15/2053	7,500,000	8,212,869
		190,817,553
Water & Sewer - 1.0%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 B, 5% 6/15/2043	1,000,000	1,026,509
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021SUB BB 1, 3% 6/15/2050	4,395,000	3,313,037
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	6,265,000	6,698,856
Onondaga Cnty NY Wtr Auth Wtr Rev Series 2022A, 2.5% 9/15/2051	1,855,000	1,188,875
Western Nassau Cnty NY Wtr Auth Wtr Sys Rev Series 2015A, 5% 4/1/2030	350,000	350,583
		12,577,860
TOTAL NEW YORK		1,113,001,657
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (e)	3,719,591	2,683,150
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,350,000	1,441,707
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	3,120,000	3,459,503
		7,584,360
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	2,375,000	2,455,248
TOTAL PUERTO RICO		10,039,608
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2030	1,000,000	1,070,732
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2031	695,000	754,444
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	500,000	549,227
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2036	2,290,000	2,551,817
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	385,000	422,450
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2040	745,000	810,137
		6,158,807
TOTAL VIRGIN ISLANDS		6,158,807
TOTAL MUNICIPAL SECURITIES (Cost $1,280,998,164)		1,266,987,292

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $15,833,229)	3.44	15,830,063	15,833,229

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $1,296,831,393)	1,282,820,521
NET OTHER ASSETS (LIABILITIES) - 1.2%	15,324,296
NET ASSETS - 100.0%	1,298,144,817

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,825,979 or 1.3% of net assets.

(e)	Zero coupon bond which is issued at a discount.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	20,865,148	198,790,457	203,822,376	687,967	-	-	15,833,229	15,830,063	0.5%
Total	20,865,148	198,790,457	203,822,376	687,967	-	-	15,833,229

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.